CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	$ (2,681,787)	$ 15,819,067	$ 24,680,503
Change in Net Unrealized Profits (Losses)	(4,232,518)	(7,550,144)	10,194,641
Net Trading Profits (Losses)	(6,914,305)	8,268,923	34,875,144
Futures
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(5,440,556)	6,113,212	16,815,200
Change in Net Unrealized Profits (Losses)	(1,760,191)	(4,736,874)	5,356,426
Net Trading Profits (Losses)	(7,200,747)	1,376,338	22,171,626
Futures | Agriculture
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(2,820,296)	(5,774,791)	2,727,967
Change in Net Unrealized Profits (Losses)	(199,915)	(1,538,257)	888,476
Net Trading Profits (Losses)	(3,020,211)	(7,313,048)	3,616,443
Futures | Currencies
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(3,263,268)	(992,911)	1,488,006
Change in Net Unrealized Profits (Losses)	(232,086)	(1,267,577)	1,953,679
Net Trading Profits (Losses)	(3,495,354)	(2,260,488)	3,441,685
Futures | Energy
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	465,650	(4,011,563)	(9,107,488)
Change in Net Unrealized Profits (Losses)	(37,269)	(536,058)	804,131
Net Trading Profits (Losses)	428,381	(4,547,621)	(8,303,357)
Futures | Interest rates
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	2,717,223	20,886,245	18,957,767
Change in Net Unrealized Profits (Losses)	(1,279,367)	553,178	1,481,914
Net Trading Profits (Losses)	1,437,856	21,439,423	20,439,681
Futures | Metals
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(2,136,315)	3,345,246	5,037,153
Change in Net Unrealized Profits (Losses)	(325,359)	(1,501,750)	444,331
Net Trading Profits (Losses)	(2,461,674)	1,843,496	5,481,484
Futures | Stock indices
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(403,550)	(7,339,014)	(2,288,205)
Change in Net Unrealized Profits (Losses)	313,805	(446,410)	(216,105)
Net Trading Profits (Losses)	(89,745)	(7,785,424)	(2,504,310)
Forwards | Currencies
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(5,225,167)	564,076	7,971,614
Change in Net Unrealized Profits (Losses)	(2,190,759)	(2,901,353)	4,804,823
Net Trading Profits (Losses)	(7,415,926)	(2,337,277)	12,776,437
Options
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	7,983,936	9,141,779	(106,311)
Change in Net Unrealized Profits (Losses)	(281,568)	88,083	33,392
Net Trading Profits (Losses)	7,702,368	9,229,862	(72,919)
Options | Agriculture
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(25,197)		(18,925)
Change in Net Unrealized Profits (Losses)			18,925
Net Trading Profits (Losses)	(25,197)
Options | Currencies
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	1,030,112	3,351,068	(131,018)
Change in Net Unrealized Profits (Losses)	(185,404)	8,090	7,377
Net Trading Profits (Losses)	844,708	3,359,158	(123,641)
Options | Energy
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	1,006,201	586,225	(8,990)
Change in Net Unrealized Profits (Losses)	21,872		8,990
Net Trading Profits (Losses)	1,028,073	586,225
Options | Interest rates
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	4,555,729	3,962,742
Change in Net Unrealized Profits (Losses)	(45,727)	58,130
Net Trading Profits (Losses)	4,510,002	4,020,872
Options | Metals
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	62,913	108,137	49,843
Change in Net Unrealized Profits (Losses)	(56,144)
Net Trading Profits (Losses)	6,769	108,137	49,843
Options | Stock indices
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	1,354,178	1,133,607	2,779
Change in Net Unrealized Profits (Losses)	(16,165)	21,863	(1,900)
Net Trading Profits (Losses)	$ 1,338,013	$ 1,155,470	$ 879